LEASES - OPERATING LEASES, RIGHT-OF-USE ASSETS, AND LEASE LIABILITIES - Disclosure of carrying lease liabilities amounts and the interest expense changes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Current lease liabilities	$ 361,877	$ 231,526
Long-term lease liabilities	718,489	622,795
Total lease liabilities	$ 1,080,366	$ 854,321	$ 840,725